Derivative financial instruments and hedging activities - Summary of Effectiveness of Designated Hedging Relationships (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	$ 3,650	$ 929
Hedge ineffectiveness recognized in income	(45)	(98)
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(5,713)	(1,802)
Hedge ineffectiveness recognized in income	29	40
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(4,698)	(631)
Hedge ineffectiveness recognized in income	(36)	(17)
Changes in the value of the hedging instrument recognized in OCI	(4,432)	(497)
Amount reclassified from hedge reserves to income	(185)	279
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	6,713	2,579
Hedge ineffectiveness recognized in income	37	9
Changes in the value of the hedging instrument recognized in OCI	6,673	1,949
Amount reclassified from hedge reserves to income	(118)	(1,024)
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap - fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	17	98
Changes in the value of the hedging instrument recognized in OCI	23	98
Amount reclassified from hedge reserves to income	17	103
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(1,771)	1,882
Hedge ineffectiveness recognized in income	(3)
Changes in the value of the hedging instrument recognized in OCI	(1,768)	1,882
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(159)	449
Changes in the value of the hedging instrument recognized in OCI	(159)	449
Amount reclassified from hedge reserves to income	$ (23)	$ 1